Related Party Disclosures	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Disclosures

Note 25. Related Party Disclosures

(a)	Subsidiaries

The consolidated financial statements include the financial statements of Opthea Limited and its subsidiaries in the following table:

	Parent entity % equity interest
	June 30, 2022	June 30, 2021	June 30, 2020
	%	%	%
Vegenics Pty Ltd[1]	100	100	100
Opthea US Inc[2]	100	100	—

(1) Opthea Limited is the ultimate parent entity. Vegenics Pty Ltd is incorporated in Australia and has the same financial year as Opthea Limited.

(2) Opthea Limited is the ultimate parent entity. Opthea US Inc was incorporated in the United States in May 2021 and has the same financial year as Opthea Limited.

(b)	Transactions with related parties

Balances and transactions between the Company and its subsidiaries, a related party of the Company, have been eliminated on consolidation and are not disclosed in this note.